Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Classes of current inventories [abstract]
Raw materials and consumables	$ 252	$ 336
Inventories in process	34	56
Finished goods	85	82
Total inventories	$ 371	$ 474